RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 26, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash	$ 6,552,677	$ 6,692,557		$ 3,117,740	$ 1,662,346
Current Assets	8,837,832	8,738,324
Total Assets	9,432,829	8,895,097
Liabilities and Equity
Current liabilities	686,518	712,782
Total Liabilities	933,900	712,782
Ordinary shares	11,641	11,621
Additional paid in capital	6,734,681	6,664,295
Retained earnings (accumulated deficit)	1,948,804	1,526,110
Accumulated other comprehensive income	(280,345)	(229,587)
Total MDJM Ltd stockholders' equity	8,677,735	8,204,981
Total Liabilities and Equity	$ 9,432,829	$ 8,895,097
Ordinary shares, shares authorized	50,000,000	50,000,000
Common stock par value, per share	$ 0.001	$ 0.001
Common stock, shares issued	11,640,820	11,621,459	10,380,000
Ordinary shares, shares outstanding	11,640,820	11,621,459
MDJM
Assets
Cash	$ 4,995,834	$ 5,626,079
Prepaid expense	1,532	0
Current Assets	4,997,366	5,626,079
Investment in subsidiaries	4,621,653	4,144,076
Total Assets	9,619,019	9,770,155
Liabilities and Equity
Current liabilities	550	0
Due to subsidiaries	940,734	1,565,174
Total Liabilities	941,284	1,565,174
Ordinary shares	11,641	11,621
Additional paid in capital	6,734,681	6,664,295
Statutory reserve	262,954	232,542
Retained earnings (accumulated deficit)	1,948,804	1,526,110
Accumulated other comprehensive income	(280,345)	(229,587)
Total MDJM Ltd stockholders' equity	8,677,753	8,204,981
Total Liabilities and Equity	$ 9,619,019	$ 9,770,155